Loans payable (Details Textuals 5) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011		Dec. 29, 2011 MW
Debt Instrument [Line Items]
Loan payable		$ 322,187,396	$ 317,949,125
REC promissory note
Debt Instrument [Line Items]
Loan payable		12,006,600 [1]	12,006,600	[1]	12,006,600
Effective interest rate during the period	3.00%	6.00%
Effective interest rate for subsequent period		7.50%
Debt instrument partial payment to be made on August 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 30, 2012		7,500,000
Debt instrument partial negotiated principal to be paid on October 31, 2012		$ 1,000,000
Purchase of solar modules for use in construction					42
Purchase of initial solar modules against promissory note					12

[1]	On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012. On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company's Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.